CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Class A ordinary shares At-the-Market Offering	Class A ordinary shares	Class A preference shares	Class A II preference shares	Class B ordinary shares	Ordinary shares At-the-Market Offering	Ordinary shares	Preference shares	Additional paid-in capital At-the-Market Offering	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Accumulated deficit and statutory reserve Cumulative-effect	Accumulated deficit and statutory reserve	Non-controlling interests	At-the-Market Offering	Cumulative-effect	Total
Balance at Dec. 31, 2022							$ 54	$ 0		$ 620,807	$ (21,604)	$ (3,960)		$ (542,169)	$ 0			$ 53,128
Balance, shares at Dec. 31, 2022		1,063,813,210	65,000	0	99
Net loss														(28,710)				(28,710)
Foreign currency translation loss												(316)						(316)
Share-based compensation										1,030								$ 1,030
Share-based compensation, shares		47,419,000																47,419,000
Balance at Dec. 31, 2023							54			621,837	(21,604)	(4,276)		(570,879)				$ 25,132
Balance, shares at Dec. 31, 2023		1,111,232,210	65,000		99
Accounting Standards Update [Extensible Enumeration]																	Accounting Standards Update 2023-08 [Member]
Net loss														12,073	(154)			11,919
Foreign currency translation loss												(116)						(116)
Share-based compensation							2			1,143								$ 1,145
Share-based compensation, shares		40,318,000																40,318,000
Issuance of ordinary shares for asset acquisition							18			15,311								$ 15,329
Issuance of ordinary shares for asset acquisition, shares		369,031,800
Issuance of ordinary shares as incentive shares										69								69
Issuance of ordinary shares as incentive shares, shares		2,291,280
Issuance of ordinary shares from exercise of Series B warrants										30								30
Issuance of ordinary shares from exercise of Series B warrants, shares		500,000
Issuance of ordinary shares under At-The-Market offering						$ 4			$ 2,334							$ 2,338
Issuance of ordinary shares under At-The-Market offering, shares	72,026,600	72,026,600
Non-controlling interests arising from acquisition of subsidiaries															10,041			10,041
Balance at Dec. 31, 2024							78			640,724	(21,604)	(4,392)	$ 893	(557,913)	9,887		$ 893	66,780
Balance, shares at Dec. 31, 2024		1,595,399,890	65,000		99
Net loss														(33,877)	(603)			(34,480)
Foreign currency translation loss												146						146
Share-based compensation							1			850								$ 851
Share-based compensation, shares		38,644,400																38,644,400
Issuance of ordinary shares for asset acquisition							2			(2)
Issuance of ordinary shares for asset acquisition, shares		45,278,600
Issuance of ordinary shares under At-The-Market offering						$ 9			$ 10,620	65						$ 10,629		$ 65
Issuance of ordinary shares under At-The-Market offering, shares	188,530,600	188,530,600		65,000
Reallocation of equity interest in subsidiary										(475)					(8,788)			(9,263)
Balance at Dec. 31, 2025							$ 90			$ 651,782	$ (21,604)	$ (4,246)		$ (591,790)	$ 496			$ 34,728
Balance, shares at Dec. 31, 2025		1,867,853,490	65,000	65,000	99